Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Tax-Aware Overlay B Portfolio

June 30, 2024 (unaudited)

	Principal Amount (000)		U.S. $ Value

MUNICIPAL OBLIGATIONS – 69.2%
Long-Term Municipal Bonds – 69.1%
Alabama – 1.2%
Southeast Energy Authority A Cooperative District (Morgan Stanley) Series 2021-B 4.00%, 12/01/2051	$	5,500	$5,467,316
Southeast Energy Authority A Cooperative District (Royal Bank of Canada) Series 2023-B 5.00%, 01/01/2054		1,000	1,055,688
Southeast Energy Authority A Cooperative District (Sumitomo Mitsui Financial Group, Inc.) Series 2023-A 5.25%, 01/01/2054		1,100	1,163,161

			7,686,165

American Samoa – 0.1%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 6.50%, 09/01/2028(a)		815	844,863

Arizona – 1.4%
Arizona Industrial Development Authority (Equitable School Revolving Fund LLC Obligated Group) Series 2020 4.00%, 11/01/2038		600	600,064
4.00%, 11/01/2039		750	746,592
5.00%, 11/01/2035		850	919,332
Chandler Industrial Development Authority (Intel Corp.) Series 2022 5.00%, 09/01/2052		2,000	2,053,124
Series 2024 4.00%, 06/01/2049		1,000	1,006,284
City of Glendale AZ (City of Glendale AZ COP) Series 2021 2.062%, 07/01/2029		1,000	884,732
2.442%, 07/01/2032		2,250	1,898,424
City of Tempe AZ (City of Tempe AZ COP) Series 2021 2.171%, 07/01/2033		1,475	1,171,740

			9,280,292

California – 14.8%
Anaheim Housing & Public Improvements Authority (City of Anaheim CA Electric System Revenue) Series 2020 2.792%, 10/01/2032		1,150	983,656
Bay Area Toll Authority Series 2021 4.18% (MUNIPSA + 0.30%), 04/01/2056(b)		2,000	1,969,040
4.29% (MUNIPSA + 0.41%), 04/01/2056(b)		2,000	1,961,252

	Principal Amount (000)		U.S. $ Value

California Community Choice Financing Authority (American International Group, Inc.) Series 2023-D 5.50%, 05/01/2054	$	2,000	$2,134,944
California Community Choice Financing Authority (Deutsche Bank AG) Series 2023 5.25%, 01/01/2054		5,570	5,870,056
California Community Choice Financing Authority (Morgan Stanley) Series 2023 5.00%, 02/01/2054		1,000	1,059,828
5.20% (SOFR + 1.63%), 07/01/2053(b)		2,200	2,186,416
5.248% (SOFR + 1.67%), 02/01/2054(b)		1,000	990,068
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021-A 4.00%, 08/01/2047(a)		3,200	2,616,408
California Community Housing Agency (California Community Housing Agency Summit at Sausalito Apartments) Series 2021 4.00%, 02/01/2050(a)		595	457,012
California Enterprise Development Authority (Rocketship Education Obligated Group) Series 2022 4.00%, 06/01/2031(a)		540	522,520
California Health Facilities Financing Authority (Sutter Health Obligated Group) Series 2018-A 5.00%, 11/15/2030		900	954,444
California Housing Finance Agency Series 2019-2, Class A 4.00%, 03/20/2033		4,167	4,197,564
Series 2021-1, Class A 3.50%, 11/20/2035		3,471	3,317,004
Series 2021-2, Class A 3.75%, 03/25/2035		4,820	4,804,444
Series 2021-2, Class X 0.84%, 03/25/2035(c)		2,892	131,672
California Infrastructure & Economic Development Bank (DesertXpress Enterprises LLC) Series 2023 8.00%, 01/01/2050(a)		370	384,668
California Municipal Finance Authority (Anaheim Electric Utility Fund) Series 2015-B 5.00%, 10/01/2026		1,000	1,022,488
California Municipal Finance Authority (LAX Integrated Express Solutions LLC) Series 2018 5.00%, 12/31/2028		1,700	1,752,096

	Principal Amount (000)		U.S. $ Value

California Municipal Finance Authority (Waste Management, Inc.) Series 2019-A 2.40%, 10/01/2044	$	4,710	$4,493,912
California Pollution Control Financing Authority (San Diego County Water Authority Desalination Project Pipeline) Series 2019 5.00%, 07/01/2029(a)		450	474,768
California Public Finance Authority (California University of Science & Medicine Obligated Group) Series 2019 6.25%, 07/01/2054(a)		1,000	1,055,132
California School Finance Authority (Classical Academy Obligated Group) Series 2022 5.00%, 10/01/2042(a)		1,000	1,019,336
California School Finance Authority (Fenton Charter Public Schools) Series 2020-A 4.00%, 07/01/2030(a)		600	597,720
California School Finance Authority (Rocketship Education Obligated Group) Series 2015-A 4.25%, 03/01/2028(a)		370	370,440
California State University Series 2020-D 1.49%, 11/01/2028		400	349,592
Series 2021-B 2.274%, 11/01/2034		2,000	1,560,384
2.374%, 11/01/2035		1,000	769,948
California Statewide Communities Development Authority (Lancer Educational Housing LLC) Series 2019 5.00%, 06/01/2034(a)		375	390,048
California Statewide Communities Development Authority (Loma Linda University Medical Center) Series 2018-A 5.00%, 12/01/2028(a)		500	516,756
California Statewide Communities Development Authority (NCCD-Hooper Street LLC) Series 2019 5.00%, 07/01/2024(a)		40	40,000
5.00%, 07/01/2029(a)		215	220,640
City of Fremont CA Community Facilities District No. 1 Series 2015 5.00%, 09/01/2028		1,505	1,525,080
City of Los Angeles CA Series 2024 5.00%, 06/26/2025(d)		3,000	3,043,924

	Principal Amount (000)		U.S. $ Value

City of Los Angeles Department of Airports Series 2019 5.00%, 05/15/2031	$	485	$513,880
City of Los Angeles Department of Airports (Pre-refunded - US Treasuries) Series 2016-A 5.00%, 05/15/2026		215	220,848
City of Roseville CA (City of Roseville CA Fiddyment Ranch Community Facilities District No. 1) Series 2017 5.00%, 09/01/2031		1,000	1,024,736
City of Roseville CA (HP Campus Oaks Community Facilities District No. 1) Series 2016 5.00%, 09/01/2031		305	310,580
CMFA Special Finance Agency VIII Elan Huntington Beach Series 2021 4.00%, 08/01/2047(a)		110	96,676
Coast Community College District (Pre-refunded - US Treasuries) Series 2015 Zero Coupon, 08/01/2036		1,000	593,464
Coronado Community Development Agency Successor Agency Series 2018-A 5.00%, 09/01/2033		2,040	2,074,564
County of Los Angeles CA Series 2024 5.00%, 06/30/2025(d)		1,000	1,016,560
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 777 Place-Pomona) Series 2021 3.60%, 05/01/2047(a)		2,750	2,353,228
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 1818 Platinum Triangle-Anaheim) Series 2021 3.35%, 04/01/2047(a)		485	404,240
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2046(a)		2,000	1,613,108
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 3.375%, 07/01/2043(a)		1,300	1,096,764
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Pasadena Portfolio) Series 2021 2.65%, 12/01/2046(a)		990	799,352

	Principal Amount (000)		U.S. $ Value

CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Theo Apartments) Series 2021 3.50%, 05/01/2047(a)	$	2,700	$2,276,016
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Vineyard Gardens Apartments) Series 2021 4.00%, 10/01/2048(a)		1,000	748,148
Golden State Tobacco Securitization Corp. (Golden State Tobacco Securitization Corp. Lease) Series 2021 1.40%, 06/01/2025		1,000	964,228
Los Angeles Department of Water & Power Power System Revenue Series 2020-B 5.00%, 07/01/2028		365	392,972
5.00%, 07/01/2029		455	499,356
Middle Fork Project Finance Authority Series 2020 5.00%, 04/01/2033		450	472,740
Newport Mesa Unified School District Series 2020 5.00%, 08/01/2024		510	510,704
Northern California Sanitation Agencies Financing Authority (Pre-refunded - US Treasuries) Series 2014-A 5.00%, 12/01/2029		2,000	2,006,076
Oakland Unified School District/Alameda County Series 2015-A 5.00%, 08/01/2026		1,025	1,044,028
River Islands Public Financing Authority (River Islands Public Financing Authority Cmnty Facs District No. 2003-1 Area 1) Series 2022 4.50%, 09/01/2037		500	503,012
River Islands Public Financing Authority (River Islands Public Financing Authority Community Facilities District No. 2003-1) Series 2022 4.50%, 09/01/2037		500	503,012
Sacramento County Water Financing Authority (Sacramento County Water Agency) NATL Series 2007-B 4.327% (CME Term SOFR 3 Month + 0.57%), 06/01/2039(b)		5,125	4,706,440
San Mateo Foster City School District/CA (Pre-refunded - US Treasuries) Series 2015-D 4.00%, 08/01/2044		2,610	2,635,620
Saugus/Hart School Facilities Financing Authority (Saugus Union School District Community Facilities District No. 06-01) Series 2016 5.00%, 09/01/2027		750	763,776

	Principal Amount (000)		U.S. $ Value

Southern California Public Power Authority (American International Group, Inc.) Series 2024-A 5.00%, 04/01/2055	$	1,400	$1,482,872
State of California Series 2014 5.00%, 10/01/2029		50	50,160
Series 2015 5.00%, 03/01/2026		2,085	2,106,484
Series 2023 6.00%, 03/01/2033		2,000	2,146,656
Tobacco Securitization Authority of Southern California Series 2019 5.00%, 06/01/2030		960	1,032,568
University of California Series 2023-B 4.693%, 05/15/2033		1,500	1,478,536
5.00%, 05/15/2042		1,000	1,124,420
Walnut Energy Center Authority (Pre-refunded - US Treasuries) Series 2014 5.00%, 01/01/2028		1,800	1,801,964

			95,111,048

Colorado – 0.2%
Johnstown Plaza Metropolitan District Series 2022 4.25%, 12/01/2046		564	493,812
Vauxmont Metropolitan District AGM Series 2019 3.25%, 12/15/2050		173	144,104
AGM Series 2020 5.00%, 12/01/2024		115	115,560
5.00%, 12/01/2027		105	109,965
5.00%, 12/01/2033		110	118,700
5.00%, 12/01/2050		300	310,972

			1,293,113

Connecticut – 1.4%
City of Bridgeport CT Series 2017-A 5.00%, 11/01/2029		1,890	1,978,972
5.00%, 11/01/2030		2,015	2,109,924
5.00%, 11/01/2031		1,335	1,398,004
Connecticut State Health & Educational Facilities Authority (Yale University) Series 2023-A 2.80%, 07/01/2048		3,380	3,331,900

			8,818,800

District of Columbia – 0.5%
District of Columbia Income Tax Revenue Series 2024-A 5.00%, 10/01/2035		1,000	1,171,532

	Principal Amount (000)		U.S. $ Value

Metropolitan Washington Airports Authority Aviation Revenue Series 2018-A 5.00%, 10/01/2030	$	1,910	$1,999,057

			3,170,589

Florida – 2.0%
County of Osceola FL Transportation Revenue Series 2020-A Zero Coupon, 10/01/2030		100	77,300
Zero Coupon, 10/01/2031		100	74,062
Zero Coupon, 10/01/2032		200	142,040
Zero Coupon, 10/01/2034		100	65,112
County of Pasco FL (H Lee Moffitt Cancer Center & Research Institute Obligated Group) Series 2023 5.00%, 07/01/2030(a)		1,000	1,076,508
Lakewood Ranch Stewardship District (Lakewood Ranch Stewardship District Assessment Country Club East) AGM Series 2020 2.50%, 05/01/2033		915	791,902
Lakewood Ranch Stewardship District (Lakewood Ranch Stewardship District Series 2020 Assessment Country Club East) AGM Series 2020 2.50%, 05/01/2033		915	791,902
North Broward Hospital District Series 2017-B 5.00%, 01/01/2031		3,590	3,730,272
5.00%, 01/01/2032		2,950	3,065,672
Palm Beach County Health Facilities Authority (Federation CCRC Operations Corp. Obligated Group) Series 2020 5.00%, 06/01/2055		200	189,176
Polk County Industrial Development Authority (Mineral Development LLC) Series 2020 5.875%, 01/01/2033(a)		950	890,640
State of Florida Department of Transportation Turnpike System Revenue Series 2022 5.00%, 07/01/2024		2,230	2,230,000

			13,124,586

Georgia – 1.1%
City of Atlanta GA Department of Aviation Series 2021-A 5.00%, 07/01/2029		640	698,752
Series 2021-B 5.00%, 07/01/2029		600	655,080
Series 2021-C 5.00%, 07/01/2035		2,350	2,533,058
City of Atlanta GA Water & Wastewater Revenue (Pre-refunded - US Treasuries) Series 2015 5.00%, 11/01/2043		1,000	1,014,472

	Principal Amount (000)		U.S. $ Value

Main Street Natural Gas, Inc. (Citigroup, Inc.) Series 2024-C 5.00%, 12/01/2054	$	2,000	$2,110,020
Municipal Electric Authority of Georgia Series 2019 5.00%, 01/01/2028		180	188,428

			7,199,810

Guam – 0.8%
Antonio B Won Pat International Airport Authority Series 2021-A 2.899%, 10/01/2027		200	184,968
3.099%, 10/01/2028		100	91,320
3.339%, 10/01/2030		150	132,536
3.489%, 10/01/2031		120	104,772
Territory of Guam Series 2019 5.00%, 11/15/2031		315	319,568
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2026		100	102,412
5.00%, 12/01/2029		245	250,996
5.00%, 12/01/2030		390	399,628
5.00%, 12/01/2032		360	368,828
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2015 5.00%, 11/15/2030		1,405	1,422,984
Series 2015-D 5.00%, 11/15/2025		615	622,888
Territory of Guam (Territory of Guam Hotel Occupancy Tax) Series 2021-A 5.00%, 11/01/2040		1,000	1,017,840

			5,018,740

Illinois – 2.0%
Chicago Board of Education Series 2010 6.319%, 11/01/2029		1,000	1,002,136
Series 2019-B 5.00%, 12/01/2030		270	281,376
5.00%, 12/01/2031		310	322,220
5.00%, 12/01/2032		200	207,856
5.00%, 12/01/2033		160	166,272
Illinois Finance Authority (Illinois Institute of Technology) Series 2019 5.00%, 09/01/2026		100	99,784
5.00%, 09/01/2027		200	200,144
5.00%, 09/01/2029		200	200,596
5.00%, 09/01/2032		100	100,032
5.00%, 09/01/2033		400	399,052
5.00%, 09/01/2034		100	99,272

	Principal Amount (000)		U.S. $ Value

Illinois Finance Authority (Memorial Health Obligated Group) Series 2019 5.00%, 04/01/2032	$	1,725	$1,799,908
Metropolitan Pier & Exposition Authority Series 2017-B 5.00%, 12/15/2030		1,400	1,458,532
State of Illinois Series 2017-A 5.00%, 12/01/2025		3,810	3,884,636
Series 2024-B 5.00%, 05/01/2041		1,600	1,742,656
5.25%, 05/01/2043		1,000	1,102,936

			13,067,408

Indiana – 0.4%
City of Whiting IN (BP PLC) Series 2023 4.40%, 11/01/2045		2,000	2,004,908
Indiana Finance Authority (Ohio Valley Electric Corp.) Series 2021-B 2.50%, 11/01/2030		330	294,664

			2,299,572

Iowa – 0.2%
Iowa Finance Authority (Iowa Fertilizer Co., LLC) Series 2022 4.00%, 12/01/2050		1,000	1,048,025

Kansas – 0.3%
Kansas Development Finance Authority (State of Kansas Department of Administration Lease) Series 2021-K 1.149%, 05/01/2026		2,000	1,860,977

Kentucky – 2.2%
City of Ashland KY (Royal Blue Health LLC Obligated Group) Series 2019 5.00%, 02/01/2026		325	328,768
5.00%, 02/01/2027		380	389,068
5.00%, 02/01/2030		255	268,123
5.00%, 02/01/2031		295	304,904
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group) Series 2017-A 5.00%, 06/01/2031		6,195	6,322,132
Kentucky Public Energy Authority (BP PLC) Series 2020-A 4.00%, 12/01/2050		6,370	6,397,128

			14,010,123

	Principal Amount (000)		U.S. $ Value

Louisiana – 0.7%
Louisiana Local Government Environmental Facilities & Community Development Auth (St James Place of Baton Rouge) Series 2015-A 6.00%, 11/15/2030	$	1,550	$1,558,160
Parish of St. James LA (NuStar Logistics LP) Series 2020 6.10%, 06/01/2038(a)		515	568,860
6.10%, 12/01/2040(a)		500	552,312
Parish of St. John the Baptist LA (Marathon Oil Corp.) Series 2019 2.10%, 06/01/2037		1,570	1,570,000

			4,249,332

Maryland – 0.5%
University System of Maryland Series 2024-A 5.00%, 04/01/2025		2,970	3,004,871

Massachusetts – 0.9%
Commonwealth of Massachusetts Series 2022-B 4.11%, 07/15/2031		659	647,570
Commonwealth of Massachusetts (Commonwealth of Massachusetts COVID-19 Recovery Assessment Revenue) Series 2022-B 4.11%, 07/15/2031		659	647,570
Massachusetts Water Resources Authority Series 2024-B 5.00%, 08/01/2042		2,000	2,264,844
Series 2024-C 5.00%, 08/01/2040		2,000	2,289,168

			5,849,152

Michigan – 4.9%
City of Detroit MI Series 2018 5.00%, 04/01/2025		800	804,556
5.00%, 04/01/2026		1,200	1,219,444
5.00%, 04/01/2028		2,475	2,567,168
5.00%, 04/01/2029		1,000	1,032,204
5.00%, 04/01/2030		600	620,064
Michigan Finance Authority (City of Detroit MI Income Tax) Series 2015 4.50%, 10/01/2029		900	900,424
Michigan Finance Authority (Great Lakes Water Authority Sewage Disposal System Revenue) AGM Series 2014 5.00%, 07/01/2024		10,115	10,115,000

	Principal Amount (000)		U.S. $ Value

Michigan Finance Authority (Michigan Finance Authority Tobacco Settlement Revenue) Series 2020-A 3.267%, 06/01/2039	$	1,000	$926,580
Michigan Finance Authority (Pre-refunded - US Treasuries) AGM Series 2014 5.00%, 07/01/2026		5,055	5,058,852
Michigan Finance Authority (Public Lighting Authority) Series 2014-B 5.00%, 07/01/2025		1,175	1,175,596
Michigan Strategic Fund (Michigan Strategic Fund - I 75 Improvement Project) Series 2018 5.00%, 06/30/2030		2,000	2,062,333
5.00%, 06/30/2033		1,090	1,125,556
South Lyon Community Schools Series 2016 5.00%, 05/01/2028		3,640	3,740,332

			31,348,109

Minnesota – 0.2%
State of Minnesota (State of Minnesota Lease) Series 2022-A 5.00%, 03/01/2025		1,000	1,010,570

Mississippi – 0.1%
Mississippi Development Bank (Magnolia Regional Health Center) Series 2021 4.00%, 10/01/2035(a)		1,100	995,218

Missouri – 0.1%
Howard Bend Levee District XLCA Series 2005 5.75%, 03/01/2025		185	185,820
5.75%, 03/01/2027		255	257,989

			443,809

Nevada – 0.1%
City of Sparks NV (City of Sparks NV Sales Tax) Series 2019-A 2.75%, 06/15/2028(a)		435	415,814
State of Nevada Department of Business & Industry (DesertXpress Enterprises LLC) Series 2023 8.125%, 01/01/2050(a)		520	540,688

			956,502

New Hampshire – 1.3%
New Hampshire Business Finance Authority Series 2020-1, Class A 4.125%, 01/20/2034		1,674	1,642,680
Series 2022-1, Class A 4.375%, 09/20/2036		4,872	4,841,232

	Principal Amount (000)		U.S. $ Value

Series 2022-1, Class X 0.33%, 09/20/2036(c)	$	3,654	$78,208
Series 2024-2, Class X 0.594%, 08/20/2039		1,000	42,152
National Finance Authority Series 2022-2, Class A 4.00%, 10/20/2036		1,955	1,882,640

			8,486,912

New Jersey – 3.8%
New Jersey Economic Development Authority (United Airlines, Inc.) Series 2012 5.25%, 09/15/2029		1,310	1,311,244
New Jersey Health Care Facilities Financing Authority (Inspira Health Obligated Group) Series 2017-A 5.00%, 07/01/2027		1,325	1,378,844
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2018-A 5.00%, 06/15/2029		1,630	1,670,992
5.00%, 06/15/2030		1,675	1,715,476
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2018-A 5.00%, 12/15/2029		160	170,460
Series 2019-BB1 5.00%, 06/15/2034		1,250	1,321,016
New Jersey Turnpike Authority Series 2021-B 1.713%, 01/01/2029		1,225	1,075,028
Series 2024-C 5.00%, 01/01/2043(d)		1,000	1,098,838
AGM Series 2005-D3 5.25%, 01/01/2026		11,070	11,317,840
Tobacco Settlement Financing Corp./NJ Series 2018-A 5.00%, 06/01/2028		3,450	3,622,560

			24,682,298

New York – 11.7%
Albany County Airport Authority Series 2020-B 5.00%, 12/15/2024		145	145,620
5.00%, 12/15/2025		145	147,415
5.00%, 12/15/2026		145	148,940
Build NYC Resource Corp. (East Harlem Scholars Academy Charter School Obligated Group) Series 2022 5.75%, 06/01/2042(a)		245	261,004

	Principal Amount (000)		U.S. $ Value

Build NYC Resource Corp. (Integration Charter Schools) Series 2021 5.00%, 06/01/2041(a)	$	300	$302,720
Build NYC Resource Corp. (Metropolitan College of New York) Series 2014 5.25%, 11/01/2029		1,000	600,000
City of New York NY Series 2018-E 5.00%, 03/01/2031		1,055	1,112,760
Series 2019-E 5.00%, 08/01/2025		1,000	1,018,240
Series 2021 1.396%, 08/01/2027		3,385	3,046,392
Series 2021-A 4.00%, 08/01/2035		2,500	2,571,260
County of Onondaga NY Series 2022 4.00%, 06/15/2040		1,145	1,165,008
Dutchess County Local Development Corp. (Bard College) Series 2020-B 5.918%, 07/01/2039		900	883,012
Hempstead Town Local Development Corp. (Evergreen Charter School, Inc.) Series 2022-A 5.25%, 06/15/2042		1,000	1,038,148
Metropolitan Transportation Authority Series 2016-A 5.00%, 11/15/2028		1,540	1,592,212
Series 2017-C 5.00%, 11/15/2028		6,400	6,780,132
5.00%, 11/15/2029		1,735	1,838,692
Series 2020-C 5.25%, 11/15/2055		1,355	1,425,164
Monroe County Industrial Development Corp./NY (Academy of Health Sciences Charter School) Series 2022 5.00%, 07/01/2032(a)		370	379,768
Monroe County Industrial Development Corp./NY (Rochester Regional Health Obligated Group) Series 2020 5.00%, 12/01/2030		955	997,124
New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease) Series 2018-S 5.00%, 07/15/2031		1,460	1,551,684
New York City Transitional Finance Authority Future Tax Secured Revenue Series 2014-B 5.00%, 11/01/2026		4,000	4,004,012
5.00%, 11/01/2027		3,350	3,353,304
5.00%, 11/01/2029		1,155	1,156,120

	Principal Amount (000)		U.S. $ Value

New York Liberty Development Corp. (3 World Trade Center LLC) Series 2014 5.375%, 11/15/2040(a)	$	350	$350,940
7.25%, 11/15/2044(a)		100	100,524
New York Liberty Development Corp. (One Bryant Park LLC) Series 2019 2.45%, 09/15/2069		2,755	2,516,184
2.625%, 09/15/2069		320	291,876
2.80%, 09/15/2069		4,620	4,153,312
New York State Dormitory Authority (Garnet Health Medical Center Obligated Group) Series 2017 5.00%, 12/01/2024(a)		700	698,892
New York State Dormitory Authority (New York and Presbyterian Hospital Obligated Group) Series 2023 5.00%, 08/01/2038		1,000	1,117,384
New York State Dormitory Authority (Northwell Health Obligated Group) Series 2022 4.00%, 05/01/2039		1,000	1,002,100
4.00%, 05/01/2040		1,000	993,060
New York State Dormitory Authority (Pre-refunded - US Govt Agencies) Series 2021 1.187%, 03/15/2026		1,000	936,112
New York State Dormitory Authority (Wagner College) Series 2022 5.00%, 07/01/2037		540	561,892
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road) Series 2021-O 4.00%, 01/01/2038		2,810	2,866,100
New York State Urban Development Corp. (State of New York Pers Income Tax) Series 2022 5.00%, 09/15/2029		275	301,100
New York Transportation Development Corp. (American Airlines, Inc.) Series 2021 3.00%, 08/01/2031		1,000	942,216
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2018 5.00%, 01/01/2032		1,495	1,543,244
New York Transportation Development Corp. (JFK International Air Terminal LLC) Series 2022 4.00%, 12/01/2042		2,000	1,918,404
5.00%, 12/01/2040		1,000	1,051,792
Niagara Area Development Corp. (Reworld Holding Corp.) Series 2018-B 3.50%, 11/01/2024(a)		600	599,620

	Principal Amount (000)		U.S. $ Value

Port Authority of New York & New Jersey Series 2014 5.00%, 09/01/2028	$	3,615	$3,620,396
Series 2019 5.00%, 11/01/2031		1,455	1,539,568
Suffolk Tobacco Asset Securitization Corp. Series 2021 4.00%, 06/01/2050		430	428,768
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021-A 2.411%, 05/15/2034		3,000	2,432,260
2.511%, 05/15/2035		1,500	1,202,572
Series 2022 5.00%, 05/15/2034		500	564,118
5.00%, 05/15/2035		1,000	1,126,052
5.00%, 05/15/2036		1,000	1,122,420
Series 2024 5.00%, 11/15/2033(d)		1,500	1,726,008
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute) Series 2020 5.00%, 09/01/2031		305	328,628
5.00%, 09/01/2032		415	446,908
5.00%, 09/01/2033		395	425,852
Trust for Cultural Resources of The City of New York (The) (Lincoln Center for the Performing Arts, Inc.) Series 2016-A 5.00%, 12/01/2026		3,130	3,252,740

			75,679,773

Ohio – 1.5%
County of Cuyahoga OH (MetroHealth System (The)) Series 2017 5.00%, 02/15/2028		4,000	4,072,920
County of Montgomery OH (Dayton Children’s Hospital Obligated Group) Series 2021 5.00%, 08/01/2034		1,150	1,259,176
County of Washington OH (Marietta Area Health Care, Inc. Obligated Group) Series 2022 6.375%, 12/01/2037		1,000	1,085,044
Ohio Higher Educational Facility Commission (Ashtabula County Medical Center Obligated Group) Series 2022 5.00%, 01/01/2034		360	378,944
5.25%, 01/01/2035		750	810,252
5.25%, 01/01/2038		1,110	1,189,135
5.25%, 01/01/2039		780	830,180

			9,625,651

	Principal Amount (000)		U.S. $ Value

Oklahoma – 0.8%
Comanche County Memorial Hospital Series 2015 5.00%, 07/01/2026	$	1,000	$993,956
5.00%, 07/01/2028		1,000	981,524
5.00%, 07/01/2029		1,000	975,917
Oklahoma Development Finance Authority Series 2022 4.38%, 11/01/2045		1,000	920,692
Oklahoma Development Finance Authority (OU Medicine Obligated Group) Series 2022-A 5.50%, 08/15/2037		1,000	1,039,492

			4,911,581

Other – 1.0%
Federal Home Loan Mortgage Corp. Freddie Mac Multifamily ML Certificates Series 2021-ML10, Class ACA 2.046%, 06/25/2038		963	755,385
Series 2021-ML10, Class AUS 2.032%, 01/25/2038		1,231	964,528
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates (FHLMC Multifamily VRD Certificates) 2.65%, 06/15/2035(a)		4,685	3,955,152
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates Series 2024 4.683%, 10/25/2040(d)		1,000	1,029,892

			6,704,957

Pennsylvania – 3.1%
Allegheny County Sanitary Authority BAM Series 2013 5.00%, 12/01/2024		3,105	3,108,319
5.00%, 12/01/2025		4,365	4,370,468
City of Philadelphia PA Water & Wastewater Revenue Series 2020-A 5.00%, 11/01/2037		685	749,596
Moon Industrial Development Authority (Baptist Homes Society) Series 2015 5.125%, 07/01/2025		560	548,560
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Department of Transportation) Series 2022 5.50%, 06/30/2041		3,300	3,585,664
Pennsylvania Economic Development Financing Authority (UPMC Obligated Group) Series 2022-C 4.58% (MUNIPSA + 0.70%), 11/15/2047(b)		2,000	1,992,002
Pennsylvania Turnpike Commission Series 2017 5.00%, 12/01/2030		2,540	2,663,200

	Principal Amount (000)		U.S. $ Value

Philadelphia Authority for Industrial Development (MaST Community Charter School III) Series 2021 5.00%, 08/01/2030	$	640	$650,184
Pittsburgh Water & Sewer Authority AGM Series 2023-C 4.531% (SOFR + 0.80%), 09/01/2040(a) (b)		2,500	2,426,848

			20,094,841

Puerto Rico – 1.5%
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2024		143	143,484
Zero Coupon, 07/01/2033		1,294	863,584
4.00%, 07/01/2046		16	14,740
Series 2022-C Zero Coupon, 11/01/2043		92	56,440
Puerto Rico Commonwealth Aqueduct & Sewer Authority Series 2020-A 5.00%, 07/01/2030(a)		1,325	1,393,316
5.00%, 07/01/2035(a)		250	261,220
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031		1,240	1,239,281
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) 12.50%, 12/15/2025(e) (f)		812	787,328
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Series 2023-A 6.625%, 01/01/2027		458	452,388
6.625%, 01/01/2028		3,494	3,446,188
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2024		887	887,000

			9,544,969

South Carolina – 1.5%
Patriots Energy Group Financing Agency (Royal Bank of Canada) Series 2023 5.25%, 02/01/2054		5,000	5,413,501
South Carolina Jobs-Economic Development Authority (Novant Health Obligated Group) Series 2024 4.00%, 11/01/2042		1,000	986,732
5.25%, 11/01/2041		3,000	3,388,284

			9,788,517

	Principal Amount (000)		U.S. $ Value

Tennessee – 0.2%
Metropolitan Nashville Airport Authority (The) Series 2019-B 5.00%, 07/01/2032	$	1,205	$1,285,647

Texas – 1.7%
City of Austin TX Series 2015 5.00%, 09/01/2026		2,000	2,029,592
City of Corpus Christi TX Utility System Revenue Series 2015 5.00%, 07/15/2024		1,290	1,290,620
Series 2015-C 5.00%, 07/15/2026		1,030	1,046,852
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2014 5.00%, 07/01/2029		475	475,108
Irving Hospital Authority (Baylor Medical Center at Irving) Series 2017-A 5.00%, 10/15/2028		1,100	1,121,136
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)		1,010	1,001,540
Texas Municipal Gas Acquisition and Supply Corp. I (Bank of America Corp.) Series 2008-D 6.25%, 12/15/2026		1,675	1,724,197
Via Metropolitan Transit (Via Metropolitan Transit Sales Tax) Series 2017 5.00%, 07/15/2024		2,580	2,581,120

			11,270,165

Vermont – 0.5%
State of Vermont Series 2023-A 4.00%, 08/15/2043		3,135	3,158,454

Virginia – 1.0%
Chesterfield County Economic Development Authority (County of Chesterfield VA) Series 2024 5.00%, 04/01/2043		3,000	3,345,883
5.00%, 04/01/2044		2,000	2,224,368
Virginia Small Business Financing Authority (95 Express Lanes LLC) Series 2022 5.00%, 07/01/2038		1,120	1,182,612

			6,752,863

	Principal Amount (000)		U.S. $ Value

Washington – 0.8%
Central Puget Sound Regional Transit Authority (Pre-refunded - US Treasuries) Series 2015 5.00%, 11/01/2035	$	1,000	$1,022,989
Spokane County School District No. 81 Spokane Series 2012 3.00%, 12/01/2031		2,000	1,845,088
State of Washington Series 2024-R 5.00%, 07/01/2025(d)		1,000	1,016,468
Washington State Housing Finance Commission Series 2021-1, Class A 3.50%, 12/20/2035		1,097	997,108

			4,881,653

West Virginia – 0.4%
Tobacco Settlement Finance Authority/WV Series 2020 4.875%, 06/01/2049		2,595	2,479,489

Wisconsin – 2.2%
State of Wisconsin Series 2021-2 5.00%, 05/01/2035		750	831,920
Wausau School District Series 2022 5.00%, 03/01/2031		2,180	2,382,184
Wisconsin Health & Educational Facilities Authority (Advocate Aurora Health Obligated Group) Series 2023 5.00%, 08/15/2054		1,000	1,022,284
Wisconsin Public Finance Authority (CFC-SA LLC) Series 2022 5.50%, 02/01/2042(a)		1,400	1,435,380
Wisconsin Public Finance Authority (Queens University of Charlotte) Series 2022 5.25%, 03/01/2042		1,000	1,031,532
Wisconsin Public Finance Authority (Southeastern Regional Medical Center Obligated Group) Series 2021 4.00%, 02/01/2038		1,000	830,568
4.00%, 02/01/2040		1,000	808,876
Series 2022 5.00%, 02/01/2032		1,000	945,968
Wisconsin Public Finance Authority (UMA Education, Inc.) Series 2019 5.00%, 10/01/2025(a)		1,120	1,126,476
5.00%, 10/01/2026(a)		1,185	1,200,932
5.00%, 10/01/2027(a)		1,205	1,232,720
5.00%, 10/01/2028(a)		680	701,664
5.00%, 10/01/2029(a)		400	415,820

			13,966,324

Total Long-Term Municipal Bonds (cost $460,165,904)			445,005,768

Principal Amount (000)		U.S. $ Value

Short-Term Municipal Notes – 0.1%
California – 0.1%
State of California Series 2021-B 3.15%, 05/01/2040(g) (cost $800,000) $	800	$800,000

Total Municipal Obligations (cost $460,965,904)		445,805,768

Shares

INVESTMENT COMPANIES – 23.9%
Funds and Investment Trusts – 23.9%(h)
iShares Core MSCI EAFE ETF	651,393	47,317,188
iShares Core MSCI Emerging Markets ETF	388,950	20,820,493
SPDR S&P 500 ETF Trust	157,873	85,917,644

Total Investment Companies (cost $95,861,108)		154,055,325

Principal Amount (000)

GOVERNMENTS - TREASURIES – 2.0%
United States – 2.0%
U.S. Treasury Notes 2.625%, 02/15/2029(i) (cost $14,295,175) $	14,009	12,993,347

CORPORATES - INVESTMENT GRADE – 0.9%
Industrial – 0.9%
Consumer Non-Cyclical – 0.9%
Baylor Scott & White Holdings Series 2021 0.827%, 11/15/2025	1,075	1,007,253
1.777%, 11/15/2030	1,000	825,040
Novant Health, Inc. 2.637%, 11/01/2036	3,525	2,664,936
Ochsner LSU Health System of North Louisiana Series 2021 2.51%, 05/15/2031	2,000	1,419,560

Total Corporates - Investment Grade (cost $7,599,337)		5,916,789

ASSET-BACKED SECURITIES – 0.9%
Autos - Fixed Rate – 0.2%
Foursight Capital Automobile Receivables Trust Series 2023-1, Class A2 5.43%, 10/15/2026(a)	277	276,360

	Principal Amount (000)		U.S. $ Value

Lendbuzz Securitization Trust Series 2023-1A, Class A2 6.92%, 08/15/2028(a)	$	1,298	$1,308,544

			1,584,904

Other ABS - Fixed Rate – 0.7%
HTA TRRB Custodial Trust Series 2022 5.25%, 07/01/2034		961	936,372
5.25%, 07/01/2036		1,088	1,092,934
5.25%, 07/01/2041		1,068	1,039,836
Louisiana Local Government Environmental Facilities & Community Development Auth Series 2023-ELL, Class A1 5.081%, 06/01/2031		1,203	1,194,116

			4,263,258

Total Asset-Backed Securities (cost $5,881,810)			5,848,162

	Notional Amount

PURCHASED OPTIONS - PUTS – 0.7%
Options on Equity Indices – 0.7%
Euro STOXX 50 Index Expiration: May 2025; Contracts: 3,860; Exercise Price: EUR 4,300.00; Counterparty: UBS AG(j)	EUR	16,598,000	408,367
Euro STOXX 50 Index Expiration: May 2025; Contracts: 880; Exercise Price: EUR 4,300.00; Counterparty: UBS AG(j)		3,784,000	93,099
Euro STOXX 50 Index Expiration: May 2025; Contracts: 780; Exercise Price: EUR 4,300.00; Counterparty: UBS AG(j)		3,354,000	82,520
FTSE 100 Index Expiration: Jun 2025; Contracts: 860; Exercise Price: GBP 7,100.00; Counterparty: UBS AG(j)	GBP	6,106,000	110,033
FTSE 100 Index Expiration: Jun 2025; Contracts: 190; Exercise Price: GBP 7,100.00; Counterparty: Goldman Sachs International(j)		1,349,000	24,309
FTSE 100 Index Expiration: Jun 2025; Contracts: 160; Exercise Price: GBP 7,100.00; Counterparty: UBS AG(j)		1,136,000	20,471
Nikkei 225 Index Expiration: Jun 2025; Contracts: 77,000; Exercise Price: JPY 31,750.00; Counterparty: UBS AG(j)	JPY	2,444,750,000	304,441

	Notional Amount		U.S. $ Value

S&P 500 Index Expiration: Jun 2025; Contracts: 36,600; Exercise Price: USD 4,675.00; Counterparty: UBS AG(j)	USD	171,105,000	$2,995,693
S&P 500 Index Expiration: Jun 2025; Contracts: 7,200; Exercise Price: USD 4,675.00; Counterparty: Goldman Sachs International(j)		33,660,000	589,317

Total Purchased Options - Puts (premiums paid $5,036,724)			4,628,250

	Principal Amount (000)

CORPORATES - NON-INVESTMENT GRADE – 0.2%
Industrial – 0.2%
Communications - Media – 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.25%, 01/15/2034(a) (cost $1,546,000)	$	1,546	1,172,718

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.1%
Risk Share Floating Rate – 0.1%
Connecticut Avenue Securities Trust Series 2020-SBT1, Class 2M2 9.10% (CME Term SOFR + 3.76%), 02/25/2040(a) (b)		250	265,652
Federal National Mortgage Association Connecticut Avenue Securities Series 2014-C03, Class 2M2 8.35% (CME Term SOFR + 3.01%), 07/25/2024(b)		51	50,644
Series 2015-C02, Class 1M2 9.45% (CME Term SOFR + 4.11%), 05/25/2025(b)		24	24,408
Series 2015-C03, Class 1M2 10.45% (CME Term SOFR + 5.11%), 07/25/2025(b)		25	26,096
Series 2016-C01, Class 1M2 12.20% (CME Term SOFR + 6.86%), 08/25/2028(b)		98	103,740
Series 2016-C02, Class 1M2 11.45% (CME Term SOFR + 6.11%), 09/25/2028(b)		26	26,638

Total Collateralized Mortgage Obligations (cost $397,018)			497,178

	Shares	U.S. $ Value

PREFERRED STOCKS – 0.1%
Industrial – 0.1%
Energy – 0.1%
AES Puerto Rico LP 0.00%(e) (f) (j) (cost $1,388,269)	76,842	$223,610

	Principal Amount (000)

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.0%
Non-Agency Fixed Rate CMBS – 0.0%
City of Fort Wayne IN 10.75%, 12/01/2029(j) (k) (cost $26,951)	$ 27	3

	Shares

SHORT-TERM INVESTMENTS – 1.7%
Investment Companies – 1.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.22%(h) (l) (m) (cost $10,603,574)	10,603,574	10,603,574

Total Investments – 99.7% (cost $603,601,870)(n)		641,744,724
Other assets less liabilities – 0.3%		2,002,173

Net Assets – 100.0%		$643,746,897

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
E-Mini Russell 2000 Futures	117	September 2024	$12,080,250	$(103,850)
Euro STOXX 50 Index Futures	268	September 2024	14,138,345	(73,624)
FTSE 100 Index Futures	16	September 2024	1,660,926	(2,481)
Hang Seng Index Futures	1	July 2024	112,882	(1,977)
MSCI Emerging Markets Futures	90	September 2024	4,896,900	23,594
MSCI Singapore IX ETS Futures	30	July 2024	699,889	5,689
Nikkei 225 (OSE) Futures	11	September 2024	2,706,072	34,567
OMXS 30 Index Futures	11	July 2024	267,554	1,080
S&P 500 E-Mini Futures	396	September 2024	109,325,700	537,993
S&P Mid 400 E-Mini Futures	28	September 2024	8,282,680	(81,658)
S&P/TSX 60 Index Futures	50	September 2024	9,579,328	22,598
TOPIX Index Futures	69	September 2024	12,053,235	122,788
U.S. T-Note 2 Yr (CBT) Futures	110	September 2024	22,464,062	44,397
U.S. T-Note 10 Yr (CBT) Futures	207	September 2024	22,766,766	114,714
U.S. Ultra Bond (CBT) Futures	38	September 2024	4,763,063	59,470
Sold Contracts
FTSE 100 Index Futures	119	September 2024	12,353,134	91,270
SPI 200 Futures	131	September 2024	16,979,892	(42,365)

				$752,205

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, NA	NOK	16,962	USD	1,600	07/19/2024	$11,093
Bank of America, NA	USD	3,143	NOK	34,462	07/19/2024	86,097
Bank of America, NA	USD	6,511	SEK	70,777	07/19/2024	171,829
Bank of America, NA	NZD	1,584	USD	968	07/25/2024	3,211
Bank of America, NA	USD	1,317	NZD	2,158	07/25/2024	(2,561)
Bank of America, NA	EUR	3,672	USD	3,937	08/08/2024	(2,508)
Bank of America, NA	USD	2,224	JPY	346,054	08/16/2024	(58,327)
Bank of America, NA	CAD	1,211	USD	888	08/23/2024	1,258
Bank of America, NA	USD	2,104	GBP	1,659	08/29/2024	(6,067)
Barclays Bank PLC	NOK	7,620	USD	719	07/19/2024	4,655
Barclays Bank PLC	SEK	11,137	USD	1,069	07/19/2024	16,944
Barclays Bank PLC	USD	2,907	CHF	2,616	08/08/2024	17,532
Barclays Bank PLC	USD	2,774	JPY	439,618	08/16/2024	(23,078)
Citibank, NA	USD	963	EUR	893	08/08/2024	(4,863)
Citibank, NA	JPY	545,248	USD	3,530	08/16/2024	118,007
Deutsche Bank AG	JPY	1,137,142	USD	7,363	08/16/2024	246,838
Goldman Sachs Bank USA	SEK	31,027	USD	2,829	07/19/2024	(100,397)
Goldman Sachs Bank USA	USD	7,468	NZD	12,182	07/25/2024	(47,764)
Goldman Sachs Bank USA	CHF	10,306	USD	11,511	08/08/2024	(11,457)
Goldman Sachs Bank USA	USD	13,637	CAD	18,754	08/23/2024	88,281
HSBC Bank USA	CHF	4,930	USD	5,462	08/08/2024	(49,833)
HSBC Bank USA	USD	2,806	CHF	2,469	08/08/2024	(45,676)
HSBC Bank USA	CAD	7,927	USD	5,780	08/23/2024	(20,580)
HSBC Bank USA	AUD	3,707	USD	2,470	09/19/2024	(7,842)
JPMorgan Chase Bank, NA	SEK	7,173	USD	691	07/19/2024	13,307
JPMorgan Chase Bank, NA	SEK	32,577	USD	3,002	07/19/2024	(74,258)
JPMorgan Chase Bank, NA	USD	1,351	CHF	1,201	08/08/2024	(8,584)
JPMorgan Chase Bank, NA	USD	14,977	EUR	13,911	08/08/2024	(53,682)
JPMorgan Chase Bank, NA	JPY	844,731	USD	5,399	08/16/2024	112,526
JPMorgan Chase Bank, NA	USD	2,991	JPY	461,759	08/16/2024	(101,388)
Morgan Stanley & Co., Inc.	SEK	13,635	USD	1,307	07/19/2024	19,051
Morgan Stanley & Co., Inc.	USD	749	CHF	666	08/08/2024	(4,630)
Morgan Stanley & Co., Inc.	USD	2,934	JPY	450,714	08/16/2024	(113,713)
Morgan Stanley & Co., Inc.	GBP	2,453	USD	3,118	08/29/2024	16,179
Morgan Stanley & Co., Inc.	USD	11,722	GBP	9,242	08/29/2024	(35,259)
State Street Bank & Trust Co.	SEK	2,352	USD	225	07/19/2024	2,955

						$157,296

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2024	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
CDX-NAHY Series 42, 5 Year Index, 06/20/2029*	(5.00)%	Quarterly	3.45%	USD	16,860	$(1,074,782)	$(1,085,894)	$11,112

*	Termination date

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	6,600	01/15/2028	1.230%	CPI#	Maturity	$1,263,234	$1,071,523	$191,711
USD	4,990	01/15/2028	0.735%	CPI#	Maturity	1,137,556	—	1,137,556
USD	7,825	01/15/2030	1.572%	CPI#	Maturity	1,407,605	425,293	982,312
USD	7,825	01/15/2030	1.587%	CPI#	Maturity	1,396,766	421,810	974,956
USD	1,550	01/15/2030	1.714%	CPI#	Maturity	258,384	60,998	197,386
USD	1,550	01/15/2030	1.731%	CPI#	Maturity	255,919	60,376	195,543
USD	6,700	01/15/2031	2.782%	CPI#	Maturity	497,844	138,039	359,805
USD	6,210	01/15/2031	2.680%	CPI#	Maturity	523,813	143,090	380,723
USD	5,300	01/15/2031	2.989%	CPI#	Maturity	284,572	73,147	211,425

						$7,025,693	$2,394,276	$4,631,417

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	18,000	07/31/2030	1 Day SOFR	4.616%	Annual	$499,202	$228,105	$271,097
USD	12,900	11/01/2030	1 Day SOFR	4.518%	Annual	302,244	144,284	157,960
USD	6,800	07/31/2031	1 Day SOFR	3.972%	Annual	—	—	—
USD	22,400	08/15/2031	1 Day SOFR	4.027%	Annual	17,069	—	17,069
USD	53,100	03/31/2033	3.120%	1 Day SOFR	Annual	3,513,294	1,309,008	2,204,286
USD	5,060	06/15/2034	4.038%	1 Day SOFR	Annual	(41,562)	240	(41,802)

						$4,290,247	$1,681,637	$2,608,610

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2024	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	5.00%	USD	30	$(3,961)	$(2,666)	$(1,295)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	99	(13,125)	(11,395)	(1,730)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	43	(5,735)	(3,860)	(1,875)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	153	(20,338)	(17,946)	(2,392)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2024	Notional Amount (000)			Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	5.00%	USD	0	**	$(59)	$(50)	$(9)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	7		(887)	(747)	(140)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	16		(2,188)	(1,486)	(702)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	24		(3,133)	(2,128)	(1,005)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	201		(26,723)	(22,351)	(4,372)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	99		(13,125)	(8,685)	(4,440)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	205		(27,196)	(18,493)	(8,703)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	295		(39,138)	(26,618)	(12,520)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	296		(39,316)	(26,047)	(13,269)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	38		(5,085)	(4,396)	(689)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	89		(11,765)	(7,557)	(4,208)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	384		(51,022)	(32,816)	(18,206)

							$(262,796)	$(187,241)	$(75,555)

*	Termination date

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	USD	9,000	10/23/2026	2.310%	CPI#	Maturity	$631,292	$—	$631,292
Barclays Bank PLC	USD	5,000	12/04/2027	2.170%	CPI#	Maturity	612,390	—	612,390
Barclays Bank PLC	USD	5,400	10/23/2029	2.388%	CPI#	Maturity	336,156	—	336,156

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	USD	2,000	10/23/2029	2.388%	CPI#	Maturity	$124,502	$—	$124,502
Barclays Bank PLC	USD	6,400	12/04/2032	2.233%	CPI#	Maturity	800,664	—	800,664
Barclays Bank PLC	USD	3,000	12/04/2032	2.233%	CPI#	Maturity	375,311	—	375,311
Citibank, NA	USD	10,000	07/20/2027	2.104%	CPI#	Maturity	1,318,978	—	1,318,978
Citibank, NA	USD	6,500	07/20/2027	2.104%	CPI#	Maturity	857,336	—	857,336
Deutsche Bank AG	USD	10,000	09/04/2025	1.818%	CPI#	Maturity	1,455,336	—	1,455,336
Deutsche Bank AG	USD	8,000	09/04/2025	1.818%	CPI#	Maturity	1,164,269	—	1,164,269
JPMorgan Chase Bank, NA	USD	17,000	07/20/2024	1.995%	CPI#	Maturity	2,282,778	—	2,282,778
JPMorgan Chase Bank, NA	USD	6,400	07/20/2024	1.995%	CPI#	Maturity	859,399	—	859,399
JPMorgan Chase Bank, NA	USD	13,000	11/04/2026	2.015%	CPI#	Maturity	1,829,861	—	1,829,861
JPMorgan Chase Bank, NA	USD	7,000	11/04/2026	2.015%	CPI#	Maturity	985,310	—	985,310
JPMorgan Chase Bank, NA	USD	28,000	12/27/2028	2.009%	CPI#	Maturity	3,796,474	—	3,796,474
JPMorgan Chase Bank, NA	USD	12,000	12/27/2028	2.009%	CPI#	Maturity	1,627,060	—	1,627,060
JPMorgan Chase Bank, NA	USD	22,020	01/15/2030	3.493%	CPI#	Maturity	261,697	—	261,697
JPMorgan Chase Bank, NA	USD	2,800	01/15/2030	3.493%	CPI#	Maturity	33,277	—	33,277
JPMorgan Chase Bank, NA	USD	1,620	01/15/2032	3.325%	CPI#	Maturity	18,100	—	18,100
Morgan Stanley Capital Services LLC	USD	6,800	07/20/2032	2.158%	CPI#	Maturity	941,027	—	941,027

							$20,311,217	$—	$20,311,217

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)		Unrealized Appreciation (Depreciation)
Citibank, NA	USD	12,470	10/09/2029	1.125%	SIFMA*	Quarterly	$1,219,512		$—	$1,219,512
Citibank, NA	USD	6,655	10/09/2029	1.125%	SIFMA*	Quarterly	650,971		—	650,971

							$1,870,483	$		$1,870,483

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Receive Total Return on Reference Obligation
Morgan Stanley Capital Services LLC
Swiss Market Index Futures	0.00%	Maturity	CHF	240	09/20/2024	$(1,186)
Swiss Market Index Futures	0.00%	Maturity	CHF	601	09/20/2024	(5,988)

						$(7,174)

**	Notional amount less than 500.
(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At June 30, 2024, the aggregate market value of these securities amounted to $44,805,693 or 7.0% of net assets.

(b)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at June 30, 2024.
(c)	IO - Interest Only.
(d)	When-Issued or delayed delivery security.
(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(f)	Fair valued by the Adviser.
(g)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(h)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(i)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(j)	Non-income producing security.
(k)	Defaulted.
(l)	Affiliated investments.
(m)	The rate shown represents the 7-day yield as of period end.
(n)

As of June 30, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $93,081,902 and gross unrealized depreciation of investments was $(24,679,437), resulting in net unrealized appreciation of $68,402,465.

As of June 30, 2024, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 10.5% and 0.0%, respectively.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – Great British Pound

JPY – Japanese Yen

NOK – Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

USD – United States Dollar

Glossary:

ABS – Asset-Backed Securities

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

CBT – Chicago Board of Trade

CCRC – Congregate Care Retirement Center

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

COP – Certificate of Participation

EAFE – Europe, Australia, and Far East

ETF – Exchange Traded Fund

ETS – Emission Trading Scheme

FHLMC – Federal Home Loan Mortgage Corporation

FTSE – Financial Times Stock Exchange

MSCI – Morgan Stanley Capital International

MUNIPSA – SIFMA Municipal Swap Index

NATL – National Interstate Corporation

OMXS – Stockholm Stock Exchange

OSE – Osaka Securities Exchange

SOFR – Secured Overnight Financing Rate

SPDR – Standard & Poor’s Depository Receipt

SPI – Share Price Index

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

UPMC – University of Pittsburgh Medical Center

XLCA – XL Capital Assurance Inc.

Sanford C. Bernstein Fund, Inc.

Tax-Aware Overlay B Portfolio

June 30, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively, the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2024:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$444,218,440	$787,328	$445,005,768
Short-Term Municipal Notes	—	800,000	—	800,000
Investment Companies	154,055,325	—	—	154,055,325
Governments - Treasuries	—	12,993,347	—	12,993,347
Corporates - Investment Grade	—	5,916,789	—	5,916,789
Asset-Backed Securities	—	5,848,162	—	5,848,162
Purchased Options - Puts	—	4,628,250	—	4,628,250
Corporates - Non-Investment Grade	—	1,172,718	—	1,172,718
Collateralized Mortgage Obligations	—	497,178	—	497,178
Preferred Stocks	—	—	223,610	223,610
Commercial Mortgage-Backed Securities	—	3	—	3
Short-Term Investments	10,603,574	—	—	10,603,574

Total Investments in Securities	164,658,899	476,074,887	1,010,938	641,744,724

Investments in Securities:	Level 1	Level 2	Level 3	Total
Other Financial Instruments(a):
Assets:
Futures	$1,058,160	$—	$—	$1,058,160
Forward Currency Exchange Contracts	—	929,763	—	929,763
Centrally Cleared Inflation (CPI) Swaps	—	7,025,693	—	7,025,693
Centrally Cleared Interest Rate Swaps	—	4,331,809	—	4,331,809
Inflation (CPI) Swaps	—	20,311,217	—	20,311,217
Interest Rate Swaps	—	1,870,483	—	1,870,483
Liabilities:
Futures	(305,955)	—	—	(305,955)
Forward Currency Exchange Contracts	—	(772,467)	—	(772,467)
Centrally Cleared Credit Default Swaps	—	(1,074,782)	—	(1,074,782)
Centrally Cleared Interest Rate Swaps	—	(41,562)	—	(41,562)
Credit Default Swaps	—	(262,796)	—	(262,796)
Total Return Swaps	—	(7,174)	—	(7,174)

Total	$165,411,104	$508,385,071	$1,010,938	$674,807,113

(a)

Other financial instruments include reverse repurchase agreements and derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for nine months ended June 30, 2024 is as follows:

Fund	Market Value 09/30/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 06/30/2024 (000)	Dividend Income (000)
Government Money Market Portfolio	$0	$237,736	$227,132	$10,604	$961